Liquidity and Capital Resources - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2005
Working Capital Detail [Line Items]
Cash and cash equivalents	$ 7,872,030	$ 10,943,437	$ 4,517,011	$ 6,678,344	$ 13,528,444	$ 0
Deficit accumulated during the development stage	$ 50,834,670	$ 49,900,782		$ 35,513,000